Consolidated Statements of Comprehensive Income (Unaudited) - Aria Energy LLC [Member] - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Sep. 14, 2021	Dec. 31, 2020
Net Income	$ 76,331	$ 85,049	$ 84,520	$ (29,923)
Other Comprehensive Income
Net actuarial income	167	194	213	(45)
Other Comprehensive Income	76,498	85,243	84,733	(29,968)
Comprehensive income attributable to noncontrolling interest	281	289	289	78
Comprehensive Income Attributable to Controlling Interest	$ 76,217	$ 84,954	$ 84,444	$ (30,046)